SCHEDULE OF PARENT COMPANY BALANCE SHEETS (Details) - USD ($)		Sep. 30, 2024	Sep. 30, 2023	Nov. 17, 2022	Sep. 30, 2022	Sep. 30, 2021
NON-CURRENT ASSETS
TOTAL ASSETS		$ 958,138	$ 1,015,358
NON-CURRENT LIABILITIES
TOTAL LIABILITIES		3,672,395	2,376,898	$ 1,596
COMMITMENTS AND CONTINGENCIES
SHAREHOLDERS’ DEFICIT
Share subscription receivables		(3,125)	(3,125)
Additional paid-in capital		12,154,929	12,154,929
Accumulated deficit		(15,419,765)	(14,139,104)		$ (11,470,000)
Accumulated other comprehensive income		550,579	622,635
Total shareholders’ deficit		(2,714,257)	(1,361,540)		$ (10,634,102)	$ (4,467,305)
TOTAL LIABILITIES AND SHAREHOLDERS’ DEFICIT		958,138	1,015,358
Common Class A [Member]
SHAREHOLDERS’ DEFICIT
Ordinary share value		2,230	2,230
Common Class B [Member]
SHAREHOLDERS’ DEFICIT
Ordinary share value		895	895
Parent [Member]
NON-CURRENT ASSETS
Investment in subsidiary
TOTAL ASSETS
NON-CURRENT LIABILITIES
Investment deficit in subsidiary		2,714,257	1,361,540
TOTAL LIABILITIES		2,714,257	1,361,540
COMMITMENTS AND CONTINGENCIES
SHAREHOLDERS’ DEFICIT
Share subscription receivables		(3,125)	(3,125)
Additional paid-in capital		12,154,929	12,154,929
Accumulated deficit		(15,419,765)	(14,139,104)
Accumulated other comprehensive income		550,579	622,635
Total shareholders’ deficit		(2,714,257)	(1,361,540)
TOTAL LIABILITIES AND SHAREHOLDERS’ DEFICIT
Parent [Member] | Common Class A [Member]
SHAREHOLDERS’ DEFICIT
Ordinary share value	[1]	2,230	2,230
Parent [Member] | Common Class B [Member]
SHAREHOLDERS’ DEFICIT
Ordinary share value	[1]	$ 895	$ 895

[1]	Giving retroactive effect to the issuance of shares effected on April 21, 2023.